LEASES - Summary of Undiscounted Minimum Lease Payments Receivables in Future Periods under Non-cancellable Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lease [Abstract]
Undiscounted finance lease payments to be received	$ 1,673	$ 583